Harbor Capital Appreciation Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Capital Appreciation Fund		Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[2]	0.08%	0.08%	0.20%
Total Annual Fund Operating Expenses	[2]	0.68%	0.93%	1.05%
Expense Reimbursements	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.67%	0.92%	1.04%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.58% on assets between $5 billion and $10 billion and to 0.57% on assets over $10 billion through February 29, 2012.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Capital Appreciation Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	68	217	378	846
Administrative Class	94	295	514	1,142
Investor Class	106	333	578	1,282

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 68%.

Principal Investment Strategy

Principal Style Characteristics: Mid to large cap growth stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least  $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund's portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:

•	Superior absolute and relative earnings growth

•	Superior sales growth, improving sales momentum and high levels of unit growth

•	High or improving profitability

•	Strong balance sheets

In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:

•	Strong market position with a defensible franchise

•	Unique marketing competence

•	Strong research and development leading to superior new product flow

•	Capable and disciplined management

The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the Fund's portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid cap risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Russell 1000® Growth Index is an unmanaged index generally representative of the U.S. market for larger capitalization growth stocks. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.03%	4th/2001
Worst Quarter	-20.75%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Capital Appreciation Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	11.61%	2.72%	0.58%	10.83%	Dec 29, 1987
Institutional Class After Taxes on Distributions	11.57%	2.67%	0.54%		Dec 29, 1987
Institutional Class After Taxes on Distributions and Sale of Fund Shares	7.59%	2.32%	0.48%		Dec 29, 1987
Administrative Class	11.36%	2.47%		7.16%	Nov 1, 2002
Investor Class	11.20%	2.34%		6.97%	Nov 1, 2002
Russell 1000 Growth	16.71%	3.75%	0.02%	9.13%
S&P 500	15.06%	2.29%	1.41%	9.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Mid Cap Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Mid Cap Growth Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.12%	0.12%	0.24%
Total Annual Fund Operating Expenses	[1]	0.87%	1.12%	1.24%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Mid Cap Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	89	278	482	1,073
Administrative Class	114	356	617	1,363
Investor Class	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 117%.

Principal Investment Strategy

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below  $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $15 billion as mid cap companies. As of December 31, 2010, the range of the Index was  $237 million to  $21.8 billion, but it is expected to change frequently.

The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund's portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:

•	Strong earnings growth

•	Improving operating trends

•	Competitive advantages such as a superior management team

•	Attractive relative value within the context of a security's primary trading market

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Mid cap risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	30.25%	4th/2001
Worst Quarter	-34.77%	3rd/2001

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Mid Cap Growth Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	22.51%	5.05%	1.82%	0.18%	Nov 1, 2000
Institutional Class After Taxes on Distributions	22.51%	4.76%	1.51%		Nov 1, 2000
Institutional Class After Taxes on Distributions and Sale of Fund Shares	14.63%	4.24%	1.48%		Nov 1, 2000
Administrative Class	22.30%	4.77%		11.51%	Nov 1, 2002
Investor Class	22.21%	4.67%		11.37%	Nov 1, 2002
Russell Midcap Growth	26.38%	4.88%	3.12%	1.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Small Cap Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Small Cap Growth Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.10%	0.10%	0.22%
Total Annual Fund Operating Expenses	[1]	0.85%	1.10%	1.22%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Small Cap Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	87	271	471	1,049
Administrative Class	112	350	606	1,340
Investor Class	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 82%.

Principal Investment Strategy

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below  $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $2.5 billion as small cap companies. As of December 31, 2010, the range of the Index was  $20 million to  $5.3 billion, but it is expected to change frequently.

The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser's strict fundamental criteria and then performing a qualitative review on each identified company to select companies for inclusion in the Fund's portfolio. This means that the Subadviser's individual stock selections primarily determine the Fund's sector weightings. The Subadviser's research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the Fund's portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

•	Accelerating earnings growth

•	Strong balance sheet

•	Attractive valuation as measured by price/earnings to growth ratio

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	Significant insider ownership

•	Unique market position and broad market opportunities

•	Solid financial controls and accounting

Under normal market conditions, the Fund expects to invest in approximately 60 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	21.54%	2nd/2003
Worst Quarter	-26.85%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Small Cap Growth Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	31.69%	6.73%	6.74%	7.11%	Nov 1, 2000
Institutional Class After Taxes on Distributions	31.14%	5.82%	6.06%		Nov 1, 2000
Institutional Class After Taxes on Distributions and Sale of Fund Shares	21.49%	5.70%	5.82%		Nov 1, 2000
Administrative Class	31.42%	6.47%		10.63%	Nov 1, 2002
Investor Class	31.15%	6.32%		10.46%	Nov 1, 2002
Russell 2000 Growth	29.09%	5.30%	3.78%	2.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Large Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Large Cap Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.12%	0.12%	0.24%
Total Annual Fund Operating Expenses	[1][2]	0.72%	0.97%	1.09%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
[2]	The Adviser has voluntarily agreed to limit the Fund's operating expenses through February 29, 2012 to 0.68% for the Institutional Class, 0.93% for the Administrative Class, and 1.05% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Large Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	74	230	401	894
Administrative Class	99	309	536	1,190
Investor Class	111	347	601	1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 49%.

Principal Investment Strategy

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2010, the range of the Index was  $237 million to  $364.1 billion, but it is expected to change frequently.

The Subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies that the Subadviser believes are undervalued. The Subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the Subadviser believes will deliver superior capital appreciation and income over the long term.

The Subadviser seeks to invest in companies that it believes:

•	Maintain competitive positions within their industries

•	Have strong company management implementing a solid business model

•	Generate attractive and sustainable cash flow

•	Have a commitment to dividends and dividend growth

•	Trade at prices below their future valuation targets

The Subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index's sector weighting or 40% of the total portfolio, whichever is lower. Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.81%	2nd/2003
Worst Quarter	-21.19%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Large Cap Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	8.50%	0.92%	2.94%	9.04%	Dec 29, 1987
Institutional Class After Taxes on Distributions	8.25%	(1.46%)	1.59%		Dec 29, 1987
Institutional Class After Taxes on Distributions and Sale of Fund Shares	5.64%	0.59%	2.38%		Dec 29, 1987
Administrative Class	8.21%	0.67%		5.82%	Nov 1, 2002
Investor Class	8.17%	0.54%		5.62%	Nov 1, 2002
Russell 1000 Value	15.51%	1.28%	3.26%	10.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Mid Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Mid Cap Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.28%	0.28%	0.40%
Total Annual Fund Operating Expenses	[1]	1.03%	1.28%	1.40%
Expense Reimbursements	[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	1.20%	1.32%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Mid Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	97	320	561	1,252
Administrative Class	122	398	695	1,538
Investor Class	134	435	758	1,673

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 28%.

Principal Investment Strategy

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser's opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation.We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below  $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $15 billion as mid cap companies. As of December 31, 2010, the range of the Index was  $237 million to  $17.2 billion, but it is expected to change frequently.

The Subadviser's active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

•	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•	indicators of past negative market sentiment, such as poor past stock price performance,

•	indicators of recent momentum, such as high recent stock price performance, and

•	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Mid cap risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.00%	3rd/2009
Worst Quarter	-24.36%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Mid Cap Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	20.60%	2.86%		5.09%	Mar 1, 2002
Institutional Class After Taxes on Distributions	20.41%	2.30%		4.52%	Mar 1, 2002
Institutional Class After Taxes on Distributions and Sale of Fund Shares	13.27%	2.31%		4.29%	Mar 1, 2002
Administrative Class	20.37%	2.62%		7.74%	Nov 1, 2002
Investor Class	20.23%	2.49%		7.61%	Nov 1, 2002
Russell Midcap Value	24.75%	4.08%		8.57%	Mar 1, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Small Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Small Cap Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.11%	0.11%	0.23%
Total Annual Fund Operating Expenses	[1]	0.86%	1.11%	1.23%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Small Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	88	274	477	1,061
Administrative Class	113	353	612	1,352
Investor Class	125	390	676	1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 12%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies.We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below  $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $2.5 billion as small cap companies. As of December 31, 2010, the range of the Index was  $20 million to  $4.1 billion, but it is expected to change frequently.

The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund's portfolio. The Subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The Subadviser employs statistical analysis, designed to seek to limit company specific risk in the Fund's portfolio. The Fund's sector weightings are a result of, and secondary to, individual stock selections.

Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	20.47%	2nd/2009
Worst Quarter	-25.27%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Small Cap Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	20.36%	1.75%		9.15%	Dec 14, 2001
Institutional Class After Taxes on Distributions	20.28%	1.45%		8.94%	Dec 14, 2001
Institutional Class After Taxes on Distributions and Sale of Fund Shares	13.19%	1.48%		8.11%	Dec 14, 2001
Administrative Class	20.06%	1.50%		10.01%	Nov 1, 2002
Investor Class	19.82%	1.36%		9.82%	Nov 1, 2002
Russell 2000 Value	24.50%	3.52%		8.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Small Company Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Small Company Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.48%	0.47%	0.59%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.24%	1.48%	1.60%
Expense Reimbursements	[3]	0.29%	0.28%	0.28%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	1.20%	1.32%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement..

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Small Company Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	97	365	653	1,474
Administrative Class	122	440	781	1,744
Investor Class	134	478	844	1,877

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 124%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below  $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $2.5 billion as small cap companies. As of December 31, 2010, the range of the Index was  $20 million to  $4.1 billion, but it is expected to change frequently.

The Subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The Subadviser seeks to benefit from those investment opportunities by developing, through disciplined, fundamental bottom-up research, an assessment of a company's intrinsic value. The Subadviser employs a long-term perspective when determining a company's intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company's business. The Subadviser constructs a portfolio of undervalued companies for the Fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the Fund's capitalization range based on the Subadviser's estimate of the long-term normalized earning power of each company. The Subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

•	Have a compelling valuation relative to their long-term normalized earnings power

•	Show attractive valuations as a result of market overreactions to near-term events

•	Have an understandable business model and realistic plan to improve the business

•	Show an emerging competitive advantage

Under normal market conditions, the Fund expects to invest in approximately 40 to 60 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	48.61%	2nd/2009
Worst Quarter	-27.33%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Small Company Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	30.10%			(1.97%)	May 1, 2007
Institutional Class After Taxes on Distributions	29.00%			(2.43%)	May 1, 2007
Institutional Class After Taxes on Distributions and Sale of Fund Shares	20.05%			(1.82%)	May 1, 2007
Administrative Class	29.80%			(2.20%)	May 1, 2007
Investor Class	29.84%			(2.30%)	May 1, 2007
Russell 2000 Value	24.50%			(1.70%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor International Fund Fund Summary
Investment Objective
The Fund seeks long-term total return, principally from growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor International Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	2.00%	2.00%	2.00%
[1]	applicable to shares held less than 60 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor International Fund		Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[2]	0.11%	0.11%	0.23%
Total Annual Fund Operating Expenses	[2]	0.80%	1.05%	1.17%
Expense Reimbursements	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.79%	1.04%	1.16%
[1]	The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. The Adviser has contractually agreed to reduce the management fee to 0.63% on assets between $24 billion and $36 billion, to 0.62% on assets between $36 billion and $56 billion and to 0.61% on assets over $56 billion through February 29, 2012.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor International Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	81	254	443	989
Administrative Class	106	333	578	1,282
Investor Class	118	371	643	1,419

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 14%.

Principal Investment Strategy

Principal Style Characteristics: International large cap value oriented stocks

The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund's portfolio generally have market capitalizations in excess of  $1 billion at the time of purchase.

The Subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the Subadviser analyzes the stability of a country's currency and its political, social and economic culture. Subject to these allocations, the Subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund's portfolio.

In selecting stocks for the Fund's portfolio, the Subadviser also looks for companies with the following characteristics:

•	Businesses that the Subadviser believes offer value

•	Low price/earnings multiples relative to other stocks in each country/industry

•	Above average, long-term earnings expectation not reflected in the price

Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadvisers' judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	26.67%	2nd/2009
Worst Quarter	-21.75%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor International Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	11.98%	7.54%	9.03%	12.71%	Dec 29, 1987
Institutional Class After Taxes on Distributions	11.89%	7.18%	8.58%		Dec 29, 1987
Institutional Class After Taxes on Distributions and Sale of Fund Shares	7.73%	6.65%	7.98%		Dec 29, 1987
Administrative Class	11.69%	7.27%		14.14%	Nov 1, 2002
Investor Class	11.57%	7.13%		13.97%	Nov 1, 2002
MSCI EAFE (ND)	7.75%	2.46%	3.50%	5.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor International Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor International Growth Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	2.00%	2.00%	2.00%
[1]	applicable to shares held less than 60 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor International Growth Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	[1]	0.88%	1.13%	1.25%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor International Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	90	281	488	1,084
Administrative Class	115	359	622	1,375
Investor Class	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 123%.

Principal Investment Strategy

Principal Style Characteristics: Foreign companies selected for long-term growth potential

The Fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The Fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies primarily operating in or economically tied to emerging markets. Some issuers or securities in the Fund's portfolio may be based in or economically tied to the United States.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down economic analysis with bottom-up stock selection.

The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors, which may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes, which may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell a Fund's investments in portfolio securities if, in the opinion of the Subadviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.91%	2nd/2009
Worst Quarter	-26.40%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor International Growth Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	13.81%	3.54%	(0.70%)	3.53%	Nov 1, 1993
Institutional Class After Taxes on Distributions	13.59%	3.48%	(0.72%)		Nov 1, 1993
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.83%	3.14%	(0.52%)		Nov 1, 1993
Administrative Class	13.54%	3.29%		8.56%	Nov 1, 2002
Investor Class	13.37%	3.15%		8.43%	Nov 1, 2002
MSCI EAFE Growth	12.25%	3.46%	2.69%	3.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Global Value Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor Global Value Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	2.00%	2.00%	2.00%
[1]	applicable to shares held less than 60 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Global Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.31%	0.31%	0.43%
Total Annual Fund Operating Expenses	[1]	1.16%	1.41%	1.53%
Expense Reimbursements	[2]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	1.25%	1.37%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Global Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	102	353	623	1,395
Administrative Class	127	431	756	1,677
Investor Class	139	468	819	1,810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 51%.

Principal Investment Strategy

Principal Style Characteristics: Companies throughout the world exhibiting strong value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. Companies in the Fund's portfolio normally have market capitalizations in excess of  $2 billion at the time of purchase.

The Subadviser employs a deep value based investment approach by seeking to identify companies that the Subadviser believes are undervalued relative to their long-term earnings power. In selecting securities for the Fund's portfolio, the Subadviser first uses a quantitative screening process to rank U.S. and foreign companies from the least to most expensive on the basis of their global price-to-normalized earnings ratios. The Subadviser then researches those companies identified as least expensive utilizing fundamental and qualitative analysis to determine whether the problems that caused the company's earnings shortfall are temporary or permanent. The Subadviser selects individual securities for investment only when it believes:

•	the company's problems are temporary

•	management has a viable strategy to generate earnings recovery

•	there is meaningful downside protection in case the earnings recovery does not materialize.

The Fund normally sells a security when the Subadviser determines the company stock has reached its target price, the Subadviser determines there are more attractive investment opportunities before the stock reaches its target price, there is a material adverse change in the company's business or the Subadviser's expectations of the company's earnings growth appear unlikely to be met.

Under normal market conditions, the Fund invests in approximately 40 to 60 companies that are economically tied to a minimum of five countries, one of which may be the U.S. The Fund does not have pre-set targets for investment in any particular country or region. Depending on the Subadviser's assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio. Emerging market exposure is limited to 10 % of the Fund's total assets, determined at the time of purchase.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Smaller cap risk: The Fund's performance may be more volatile because it may invest in smaller cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

	Total Return	Quarter/Year
Best Quarter	32.17%	2nd/2009
Worst Quarter	-27.07%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Global Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	10.92%			(5.55%)	Aug 7, 2006
Institutional Class After Taxes on Distributions	10.82%			(5.89%)	Aug 7, 2006
Institutional Class After Taxes on Distributions and Sale of Fund Shares	7.03%			(4.65%)	Aug 7, 2006
Administrative Class	10.62%			(5.79%)	Aug 7, 2006
Investor Class	10.50%			(5.93%)	Aug 7, 2006
MSCI World	11.76%			1.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Global Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor Global Growth Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	2.00%	2.00%	2.00%
[1]	applicable to shares held less than 60 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Global Growth Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	1.41%	1.42%	1.54%
Total Annual Fund Operating Expenses	[1]	2.26%	2.52%	2.64%
Expense Reimbursements	[2]	1.26%	1.27%	1.27%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	1.25%	1.37%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Global Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	102	585	1,095	2,497
Administrative Class	127	663	1,226	2,760
Investor Class	139	700	1,287	2,879

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 118%.

Principal Investment Strategy

Principal Style Characteristics: Companies throughout the world selected for long-term growth potential

The Fund invests primarily in common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up stock selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell the Fund's investments in a portfolio company if it believes a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	21.45%	2nd/2009
Worst Quarter	-10.63%	2nd/2010

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Global Growth Fund	One Year	Five Years	Life of Fund	Inception Date
Institutional Class	24.15%		49.94%	Mar 1, 2009
Institutional Class After Taxes on Distributions	21.42%		46.05%	Mar 1, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	13.92%		41.45%	Mar 1, 2009
Administrative Class	23.90%		49.58%	Mar 1, 2009
Investor Class	23.68%		49.37%	Mar 1, 2009
MSCI AC World Index	12.66%		39.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Commodity Real Return Strategy Fund Fund Summary
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor Commodity Real Return Strategy Fund		Institutional Class	Administrative Class
Redemption Fee	[1]	2.00%	2.00%
[1]	applicable to shares held less than 30 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Commodity Real Return Strategy Fund		Institutional Class	Administrative Class
Management Fees		0.86%	0.86%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.21%	0.21%
Total Annual Fund Operating Expenses		1.13%	1.38%
Expense Reimbursements	[3]	0.19%	0.19%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.94%	1.19%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Commodity Real Return Strategy Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	96	340	604	1,358
Administrative Class	121	418	737	1,641

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 390%.

Principal Investment Strategy

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments

The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Dow Jones-UBS Commodity Index Total ReturnSM (the "Commodity Index"), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The Commodity Index tracks the returns of futures contracts in 19 different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by PIMCO. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

Duration. The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser's forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's fixed income holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund's fixed income assets would experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality. The average weighted portfolio quality of the fixed income securities held by the Fund is expected to be BBB or better. The Fund may invest up to 10% of its total assets in below investment grade securities, commonly referred to as high-yield or junk bonds, rated B or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality.

Principal Risks

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor's portfolio but instead should represent only a small portion of an investor's overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Commodity risk: The Fund's investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Fixed income security risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

Subsidiary risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Interest rate risk: As nominal interest rates rise, the values of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund has an average duration of ten years, a 1% increase in interest rates generally would result in a 10% decrease in the Fund's value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund's foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.34%	4th/2010
Worst Quarter	-32.91%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Commodity Real Return Strategy Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	23.53%			(1.52%)	Sep 2, 2008
Institutional Class After Taxes on Distributions	19.08%			(4.36%)	Sep 2, 2008
Institutional Class After Taxes on Distributions and Sale of Fund Shares	15.18%			(3.02%)	Sep 2, 2008
Administrative Class	23.26%			(1.79%)	Sep 2, 2008
Dow Jones-UBS Commodity Index Total ReturnSM	16.83%			(6.27%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Unconstrained Bond Fund
Fund Summary

Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Unconstrained Bond Fund		Institutional Class	Administrative Class
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	4.75%	4.75%
Total Annual Fund Operating Expenses	[1]	5.60%	5.85%
Expense Reimbursements	[2]	4.55%	4.55%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.30%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Unconstrained Bond Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	107	1,264	2,408	5,207
Administrative Class	132	1,335	2,518	5,388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the period 04-01-2010 (inception date) through 10-31-2010 was 954%.

Principal Investment Strategy

Principal style characteristics: Broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from negative three (-3.0) years to positive eight (8.0) years based on the Subadviser's forecast for interest rates.

The Fund may invest in both investment-grade securities and high-yield securities ("junk bonds") subject to a maximum of 40% of its total assets in below investment-grade securities. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest substantially in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods, due to the unconstrained nature of the Fund's investment approach. Investors should also be sure they carefully read and understand the range of investment strategies and instruments that the Fund may use and the heightened risks associated with those strategies and instruments.

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Unconstrained strategy risk: Because the Subadviser employs an unconstrained investment approach, the Fund's portfolio may have significant exposure to certain types of securities and instruments, credit qualities, maturities, countries and regions that are not represented in a similar manner or in similar weightings as that of the Fund's benchmark index or other broad market domestic or foreign fixed income indices. As a result, there is a significantly greater risk that the Fund may substantially underperform the Fund's benchmark index and other broad market fixed income indices for long periods of time if the Subadviser's judgment about the attractiveness of particular securities proves to be incorrect. In addition, because of this unconstrained approach, the Fund's performance may be significantly more volatile (that is, experience much greater and more frequent highs and lows) than the Fund's benchmark index and other broad market fixed income indices. Potential investors should only consider investing in this Fund if they understand and are willing to accept the heightened risks and volatility associated with this type of unconstrained investment approach.

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities and emerging market risk: Because the Fund may invest significantly in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed foreign countries. The Fund's investments in foreign and emerging market securities may also be subject to foreign withholding taxes.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Equities risk: The values of equity securities, such as preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Performance

Because the Fund is newly organized and does not have a complete calendar year of performance history, the bar chart and total return tables are not provided.To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Harbor Flexible Capital Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor Flexible Capital Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	2.00%	2.00%	2.00%
[1]	applicable to shares held less than 60 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Flexible Capital Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	3.11%	3.11%	3.23%
Total Annual Fund Operating Expenses		3.96%	4.21%	4.33%
Expense Reimbursements	[2]	2.96%	2.96%	2.96%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	1.25%	1.37%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Flexible Capital Fund (USD $)	One Year	Three Years
Institutional Class	102	934
Administrative Class	127	1,008
Investor Class	139	1,043

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized the Fund's portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategy

Principal Style Characteristics: Equity securities and other investments selected primarily for their long-term growth potential

The Fund invests primarily in equity securities and other investments that are selected for their long-term growth potential. The Fund may invest in issuers of any size throughout the world, including emerging markets, and will normally hold a core position of between 20 and 50 securities or other investments. The number of securities or other investments may occasionally exceed this range at times when the Subadviser is accumulating new positions, replacing existing positions or responding to unusual market conditions. The Fund may invest up to 40% of its assets in fixed and variable income securities, including up to 25% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up security selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment and the global competitive landscape. Through this top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The bottom-up security selection process involves the Subadviser then looking for individual companies or securities with earnings growth potential that may not be recognized by the market at large. The Subadviser may also consider whether a particular security or other investment potentially offers current income. However, the Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes, which may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. The Fund's investments in foreign securities occurs primarily as a result of this bottom-up security-by-security selection process rather than as a result of a focus on geographic location or other factors.

As part of this fundamental, "bottom-up" research, the Subadviser may visit a company's management, and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare detailed earnings and cash flow models of companies.

Examples of core investments in which the Fund may invest (i.e., the primary investments held by the Fund over time) include, without limitation, securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition. In addition, the Fund's portfolio may include the securities of established companies that are expected to offer long-term growth potential, less mature companies or securities with more aggressive growth characteristics. In selecting fixed income and variable income securities, the Subadviser will also focus on the potential for growth of capital.

The Subadviser may reduce or sell a Fund's investments in portfolio securities if, in the opinion of the Subadviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the Subadviser's estimates of future earnings and cash flow growth, or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund may invest significantly in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested only in domestic issuers. These risks are more significant for issuers in emerging market countries. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Smaller cap risk: The Fund's performance may be more volatile because it may invest in smaller cap stocks. Smaller cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, smaller cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

High-yield risk: Below investment grade bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Harbor High-Yield Bond Fund
Fund Summary

Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor High-Yield Bond Fund		Institutional Class	Administrative Class	Investor Class
Redemption Fee	[1]	1.00%	1.00%	1.00%
[1]	applicable to shares held less than 9 months

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor High-Yield Bond Fund		Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[2]	0.10%	0.10%	0.22%
Total Annual Fund Operating Expenses	[2]	0.70%	0.95%	1.07%
Expense Reimbursements	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	0.67%	0.92%	1.04%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.57% through February 29, 2012.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor High-Yield Bond Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	68	221	387	868
Administrative Class	94	300	523	1,164
Investor Class	106	337	587	1,303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 39%.

Principal Investment Strategy

Principal Style Characteristics: High-yield bonds

The Fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.

The Subadviser selects securities using its internally developed proprietary tools. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade. The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring high-yield issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody's or below BBB- by S&P or Fitch, commonly referred to as "high-yield" or "junk bonds". The Fund's 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps and bank loans to corporate issuers.

Duration/Maturity. Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range. The weighted average maturity of the Fund's portfolio was 3.56 years as of December 31, 2010.

Credit Quality. The Fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund's average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Credit risk should be high for the Fund because it invests primarily in below investment grade bonds.

Market risk: Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Liquidity risk: A period of low economic growth or rising interest rates could reduce the Fund's ability to sell its bonds. The lack of a liquid market for these securities could decrease the Fund's share price. Liquidity risk should be high for this Fund because it invests primarily in below investment grade bonds.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.60%	3rd/2009
Worst Quarter	-10.09%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor High-Yield Bond Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	12.42%	7.31%		8.44%	Dec 1, 2002
Institutional Class After Taxes on Distributions	9.52%	4.79%		5.87%	Dec 1, 2002
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.09%	4.75%		5.74%	Dec 1, 2002
Administrative Class	12.14%	7.07%		8.19%	Dec 1, 2002
Investor Class	11.90%	6.91%		8.01%	Dec 1, 2002
BofA Merrill Lynch US High-Yield	15.19%	8.81%		10.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Bond Fund Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Bond Fund		Institutional Class	Administrative Class
Management Fees	[1]	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	[2]	0.57%	0.82%
Expense Reimbursements	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	0.55%	0.80%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.455% on assets greater than $1 billion through February 29, 2012.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Bond Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	56	181	316	712
Administrative Class	82	260	453	1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 675%.

Principal Investment Strategy

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality

The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. Total return includes dividends, interest income, realized and unrealized capital gains and changes in net asset value.

The Subadviser relies on its own proprietary research and analysis to manage the Fund's portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:

•	Long-term social, political and demographic trends

•	Cyclical business and economic conditions

•	Current market conditions

The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of bonds, which include all types of fixed income securities. These include mortgage-related securities and asset-backed securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The Fund also may invest up to 15% of its total assets in securities of issuers based in countries with developing (emerging markets) economies.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as swap agreements, options and futures to take investment positions that more precisely reflect the Subadviser's expectations of how portfolio securities will perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund will not invest in securities rated lower than B by S&P or equivalently rated by Moody's or Fitch. The Fund's average weighted portfolio quality is expected to be at least A. The Fund invests primarily in investment grade securities, but may invest up to 15% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

Duration. The Fund's average duration is normally equal to that of its benchmark, plus or minus two years. The duration of the Barclays Capital Aggregate (U.S.) Bond Index as of December 31, 2010 was 4.98 years. Average duration is a weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	5.97%	2nd/2009
Worst Quarter	-3.56%	3rd/2008

Average Annual Total Returns - Harbor Bond Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	7.96%	7.48%	7.02%	8.17%	Dec 29, 1987
Institutional Class After Taxes on Distributions	5.38%	5.27%	4.94%		Dec 29, 1987
Institutional Class After Taxes on Distributions and Sale of Fund Shares	5.50%	5.16%	4.85%		Dec 29, 1987
Administrative Class	7.69%	7.22%		6.27%	Nov 1, 2002
Barclays Capital Aggregate (U.S.) Bond	6.54%	5.80%	5.84%	7.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Real Return Fund Fund Summary
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Real Return Fund		Institutional Class	Administrative Class
Management Fees		0.48%	0.48%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses	[1]	0.64%	0.89%
Expense Reimbursements	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.60%	0.85%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Real Return Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	61	201	353	795
Administrative Class	87	280	489	1,092

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 309%.

Principal Investment Strategy

Principal Style Characteristics: Inflation-indexed fixed income securities

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The Fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies.

Under normal market conditions, the Fund expects to invest at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund's average weighted portfolio quality is expected to be BBB or better. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in below investment grade domestic and foreign fixed income securities, commonly referred to as high-yield or junk bonds.

Duration. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2010 was 5.50 years.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	7.84%	1st/2009
Worst Quarter	-4.68%	4th/2008

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Real Return Fund	Average Annual Return Year 01	Average Annual Return Year 05	Average Annual Return Year 10	Life of Fund	Inception Date
Institutional Class	7.35%	5.66%		5.73%	Dec 1, 2005
Institutional Class After Taxes on Distributions	5.65%	3.95%		4.02%	Dec 1, 2005
Institutional Class After Taxes on Distributions and Sale of Fund Shares	4.90%	3.84%		3.90%	Dec 1, 2005
Administrative Class	7.09%	5.38%		5.46%	Dec 1, 2005
Barclays Capital U.S. TIPS	6.31%	5.33%		5.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Money Market Fund Fund Summary

Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Money Market Fund		Institutional Class	Administrative Class
Management Fees	[1]	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.12%	0.12%
Total Annual Fund Operating Expenses	[2]	0.32%	0.57%
Expense Reimbursements	[1][3]	0.04%	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][3]	0.28%	0.53%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 29, 2012.
[2]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Money Market Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	29	99	176	402
Administrative Class	54	179	314	710

Principal Investment Strategy

Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:

•	U.S. government and its agencies and instrumentalities

•	U.S. states and municipalities

•	U.S. and foreign banks

•	Corporate issuers

•	Foreign governments

•	Multinational organizations such as the World Bank

The Subadviser selects securities for the Fund's portfolio by:

•

Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.

•	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The Fund may invest more than 25% of its assets in securities in the banking industry.The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund's investments are rated in the rating agencies' highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund's portfolio have remaining maturities of 397 days or less.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its payment obligations, become insolvent or its credit rating could be downgraded.

Selection risk: The Subadviser's judgment about the attractiveness or value of a particular issuer's securities could be incorrect.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

Industry concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund's performance may depend to a large extent on the overall condition of that industry.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund's current 7-day SEC yield, please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	1.43%	1st/2001
Worst Quarter	0.03%	2nd/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Money Market Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	0.18%	2.53%	2.30%	4.12%	Dec 29, 1987
Administrative Class	0.18%	2.37%		1.88%	Nov 1, 2002
BofA Merrill Lynch 3-Month US Treasury Bill	0.13%	2.43%	2.38%	4.27%

Current 7- Day SEC Yield for Period Ended December 31, 2010
Average Annual Total Returns Index - Harbor Money Market Fund	Money Market Seven Day Yield
Institutional Class	0.17%
Administrative Class	0.17%

Harbor Target Retirement Income Fund Fund Summary
Investment Objective
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement Income Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	[2]	0.53%	0.78%	0.90%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	54	170	296	665
Administrative Class	80	249	433	966
Investor Class	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 37%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	75%
• Domestic Equity	13%
• International Equity	7%
• Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund's actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's Asset Allocation.

The Fund's indirect bond holdings (approximately 80% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 20% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 80% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 20% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

    The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	6.19%	2nd/2009
Worst Quarter	-1.10%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement Income Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	8.77%			11.21%	Jan 2, 2009
Institutional Class After Taxes on Distributions	5.17%			7.87%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	6.96%			7.92%	Jan 2, 2009
Administrative Class	8.77%			11.21%	Jan 2, 2009
Investor Class	8.77%			11.21%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2010 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2010 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	[2]	0.56%	0.81%	0.93%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2010 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	57	179	313	701
Administrative Class	83	259	450	1,002
Investor Class	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 108%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2010, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	68%
• Domestic Equity & Commodity	18%
• International Equity	9%
• Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 73% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 26% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 73% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 26% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	8.62%	2nd/2009
Worst Quarter	-2.60%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2010 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	10.03%			13.74%	Jan 2, 2009
Institutional Class After Taxes on Distributions	5.36%			10.19%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	6.63%			9.72%	Jan 2, 2009
Administrative Class	9.94%			13.70%	Jan 2, 2009
Investor Class	9.94%			13.70%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2015 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2015 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	[2]	0.60%	0.85%	0.97%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2015 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	61	192	335	750
Administrative Class	87	271	471	1,049
Investor Class	99	309	536	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover in the most recent fiscal year was 74%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	63%
• Domestic Equity & Commodity	24%
• International Equity	12%
• Short Term	1%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 64% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 33% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 64% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 33% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.82%	2nd/2009
Worst Quarter	-3.30%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2015 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	11.12%			15.41%	Jan 2, 2009
Institutional Class After Taxes on Distributions	7.92%			12.36%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	7.49%			11.47%	Jan 2, 2009
Administrative Class	11.02%			15.36%	Jan 2, 2009
Investor Class	11.02%			15.36%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2020 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2020 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	[2]	0.65%	0.90%	1.02%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be

Expense Example - Harbor Target Retirement 2020 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	66	208	362	810
Administrative Class	92	287	498	1,108
Investor Class	104	325	563	1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 44%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	58%
• Domestic Equity & Commodity	29%
• International Equity	13%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 58% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 38% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 58% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 38% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	11.06%	2nd/2009
Worst Quarter	-4.20%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2020 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	11.91%			16.71%	Jan 2, 2009
Institutional Class After Taxes on Distributions	8.24%			12.90%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.99%			12.36%	Jan 2, 2009
Administrative Class	12.01%			16.72%	Jan 2, 2009
Investor Class	12.01%			16.72%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2025 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2025 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[2]	0.70%	0.95%	1.07%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2025 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	72	224	390	871
Administrative Class	97	303	525	1,166
Investor Class	109	340	590	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 35%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	49%
• Domestic Equity & Commodity	35%
• International Equity	16%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 49% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 46% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 49% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 46% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	13.07%	2nd/2009
Worst Quarter	-5.90%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2025 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	13.05%			18.47%	Jan 2, 2009
Institutional Class After Taxes on Distributions	10.51%			16.28%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.72%			14.63%	Jan 2, 2009
Administrative Class	13.05%			18.47%	Jan 2, 2009
Investor Class	13.05%			18.47%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2030 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2030 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[2]	0.72%	0.97%	1.09%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2030 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	74	230	401	894
Administrative Class	99	309	536	1,190
Investor Class	111	347	601	1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 44%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	41%
• Fixed Income	39%
• International Equity	20%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 56% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 39% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 56% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 39% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	14.81%	2nd/2009
Worst Quarter	-7.50%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2030 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	13.86%			19.91%	Jan 2, 2009
Institutional Class After Taxes on Distributions	9.28%			15.18%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	10.93%			14.72%	Jan 2, 2009
Administrative Class	13.86%			19.91%	Jan 2, 2009
Investor Class	13.86%			19.91%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2035 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2035 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	[2]	0.74%	0.99%	1.11%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2035 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	76	237	411	918
Administrative Class	101	315	547	1,213
Investor Class	113	353	612	1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 20%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	47%
• Fixed Income	30%
• International Equity	23%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 65% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 30% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 65% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 30% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call  800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	16.28%	2nd/2009
Worst Quarter	-9.10%	1st/2009

Average Annual Total Returns - Harbor Target Retirement 2035 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	14.27%			20.63%	Jan 2, 2009
Institutional Class After Taxes on Distributions	12.14%			18.91%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	9.74%			16.84%	Jan 2, 2009
Administrative Class	14.36%			20.63%	Jan 2, 2009
Investor Class	14.36%			20.63%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2040 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2040 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	[2]	0.76%	1.01%	1.13%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2040 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	78	243	422	942
Administrative Class	103	322	558	1,236
Investor Class	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 28%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	53%
• International Equity	27%
• Fixed Income	20%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 76% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 20% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 76% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 20% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.83%	2nd/2009
Worst Quarter	-10.80%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2040 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	14.78%			21.37%	Jan 2, 2009
Institutional Class After Taxes on Distributions	11.28%			16.40%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	10.53%			15.59%	Jan 2, 2009
Administrative Class	14.76%			21.41%	Jan 2, 2009
Investor Class	14.76%			21.41%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2045 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2045 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses	[2]	0.78%	1.03%	1.15%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2045 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	80	249	433	966
Administrative Class	105	328	569	1,259
Investor Class	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 32%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	59%
• International Equity	30%
• Fixed Income	11%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 84% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 11% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 84% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 11% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-12.40%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2045 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	15.03%			21.73%	Jan 2, 2009
Institutional Class After Taxes on Distributions	12.80%			20.07%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	10.66%			17.93%	Jan 2, 2009
Administrative Class	15.03%			21.73%	Jan 2, 2009
Investor Class	15.03%			21.73%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2050 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Target Retirement 2050 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses	[2]	0.78%	1.03%	1.15%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Target Retirement 2050 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	80	249	433	966
Administrative Class	105	328	569	1,259
Investor Class	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 28%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	62%
• International Equity	31%
• Fixed Income	7%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 90% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 7% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 90% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-12.40%	1st/2009

Average Annual Total Returns — As of December 31, 2010
Average Annual Total Returns - Harbor Target Retirement 2050 Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	15.04%			21.70%	Jan 2, 2009
Institutional Class After Taxes on Distributions	11.70%			18.54%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	11.02%			17.07%	Jan 2, 2009
Administrative Class	15.04%			21.75%	Jan 2, 2009
Investor Class	15.04%			21.75%	Jan 2, 2009
Russell 3000	16.93%			22.54%
MSCI EAFE (ND)	7.75%			19.19%
Barclays Capital Aggregate (U.S.) Bond	6.54%			6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 25, 2011
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 25, 2011
Harbor Capital Appreciation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[2]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.67%	[1],[2]
One Year	rr_ExpenseExampleYear01	68
Three Years	rr_ExpenseExampleYear03	217
Five Years	rr_ExpenseExampleYear05	378
Ten Years	rr_ExpenseExampleYear10	846
Annual Return 2001	rr_AnnualReturn2001	(17.74%)
Annual Return 2002	rr_AnnualReturn2002	(30.73%)
Annual Return 2003	rr_AnnualReturn2003	30.47%
Annual Return 2004	rr_AnnualReturn2004	9.34%
Annual Return 2005	rr_AnnualReturn2005	14.02%
Annual Return 2006	rr_AnnualReturn2006	2.33%
Annual Return 2007	rr_AnnualReturn2007	12.25%
Annual Return 2008	rr_AnnualReturn2008	(37.13%)
Annual Return 2009	rr_AnnualReturn2009	41.88%
Annual Return 2010	rr_AnnualReturn2010	11.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
One Year	rr_AverageAnnualReturnYear01	11.61%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Ten Years	rr_AverageAnnualReturnYear10	0.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Capital Appreciation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.57%
Five Years	rr_AverageAnnualReturnYear05	2.67%
Ten Years	rr_AverageAnnualReturnYear10	0.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Capital Appreciation Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.59%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Ten Years	rr_AverageAnnualReturnYear10	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Capital Appreciation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[1],[2]
One Year	rr_ExpenseExampleYear01	94
Three Years	rr_ExpenseExampleYear03	295
Five Years	rr_ExpenseExampleYear05	514
Ten Years	rr_ExpenseExampleYear10	1,142
One Year	rr_AverageAnnualReturnYear01	11.36%
Five Years	rr_AverageAnnualReturnYear05	2.47%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Capital Appreciation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[1],[2]
One Year	rr_ExpenseExampleYear01	106
Three Years	rr_ExpenseExampleYear03	333
Five Years	rr_ExpenseExampleYear05	578
Ten Years	rr_ExpenseExampleYear10	1,282
One Year	rr_AverageAnnualReturnYear01	11.20%
Five Years	rr_AverageAnnualReturnYear05	2.34%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Capital Appreciation Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 68%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Mid to large cap growth stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least  $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund's portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:

•	Superior absolute and relative earnings growth

•	Superior sales growth, improving sales momentum and high levels of unit growth

•	High or improving profitability

•	Strong balance sheets

In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:

•	Strong market position with a defensible franchise

•	Unique marketing competence

•	Strong research and development leading to superior new product flow

•	Capable and disciplined management

The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the Fund's portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid cap risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Russell 1000® Growth Index is an unmanaged index generally representative of the U.S. market for larger capitalization growth stocks. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.03%	4th/2001
Worst Quarter	-20.75%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Capital Appreciation Fund | Russell 1000 Growth
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	3.75%
Ten Years	rr_AverageAnnualReturnYear10	0.02%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.13%
Harbor Capital Appreciation Fund | S&P 500
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.78%
Harbor Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[3]
One Year	rr_ExpenseExampleYear01	89
Three Years	rr_ExpenseExampleYear03	278
Five Years	rr_ExpenseExampleYear05	482
Ten Years	rr_ExpenseExampleYear10	1,073
Annual Return 2001	rr_AnnualReturn2001	(25.62%)
Annual Return 2002	rr_AnnualReturn2002	(33.33%)
Annual Return 2003	rr_AnnualReturn2003	45.02%
Annual Return 2004	rr_AnnualReturn2004	8.66%
Annual Return 2005	rr_AnnualReturn2005	19.75%
Annual Return 2006	rr_AnnualReturn2006	12.80%
Annual Return 2007	rr_AnnualReturn2007	23.17%
Annual Return 2008	rr_AnnualReturn2008	(42.72%)
Annual Return 2009	rr_AnnualReturn2009	31.21%
Annual Return 2010	rr_AnnualReturn2010	22.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.77%)
One Year	rr_AverageAnnualReturnYear01	22.51%
Five Years	rr_AverageAnnualReturnYear05	5.05%
Ten Years	rr_AverageAnnualReturnYear10	1.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Harbor Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.51%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Ten Years	rr_AverageAnnualReturnYear10	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Harbor Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.63%
Five Years	rr_AverageAnnualReturnYear05	4.24%
Ten Years	rr_AverageAnnualReturnYear10	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Harbor Mid Cap Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[3]
One Year	rr_ExpenseExampleYear01	114
Three Years	rr_ExpenseExampleYear03	356
Five Years	rr_ExpenseExampleYear05	617
Ten Years	rr_ExpenseExampleYear10	1,363
One Year	rr_AverageAnnualReturnYear01	22.30%
Five Years	rr_AverageAnnualReturnYear05	4.77%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Mid Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
One Year	rr_ExpenseExampleYear01	126
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	681
Ten Years	rr_ExpenseExampleYear10	1,500
One Year	rr_AverageAnnualReturnYear01	22.21%
Five Years	rr_AverageAnnualReturnYear05	4.67%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Mid Cap Growth Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 117%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below  $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $15 billion as mid cap companies. As of December 31, 2010, the range of the Index was  $237 million to  $21.8 billion, but it is expected to change frequently.

The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund's portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:

•	Strong earnings growth

•	Improving operating trends

•	Competitive advantages such as a superior management team

•	Attractive relative value within the context of a security's primary trading market

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Mid cap risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	30.25%	4th/2001
Worst Quarter	-34.77%	3rd/2001

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Mid Cap Growth Fund | Russell Midcap Growth
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.38%
Five Years	rr_AverageAnnualReturnYear05	4.88%
Ten Years	rr_AverageAnnualReturnYear10	3.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.12%
Harbor Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[4]
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	271
Five Years	rr_ExpenseExampleYear05	471
Ten Years	rr_ExpenseExampleYear10	1,049
Annual Return 2001	rr_AnnualReturn2001	2.29%
Annual Return 2002	rr_AnnualReturn2002	(20.07%)
Annual Return 2003	rr_AnnualReturn2003	44.39%
Annual Return 2004	rr_AnnualReturn2004	11.15%
Annual Return 2005	rr_AnnualReturn2005	5.65%
Annual Return 2006	rr_AnnualReturn2006	10.87%
Annual Return 2007	rr_AnnualReturn2007	13.64%
Annual Return 2008	rr_AnnualReturn2008	(40.42%)
Annual Return 2009	rr_AnnualReturn2009	40.08%
Annual Return 2010	rr_AnnualReturn2010	31.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 6, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.85%)
One Year	rr_AverageAnnualReturnYear01	31.69%
Five Years	rr_AverageAnnualReturnYear05	6.73%
Ten Years	rr_AverageAnnualReturnYear10	6.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Harbor Small Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.14%
Five Years	rr_AverageAnnualReturnYear05	5.82%
Ten Years	rr_AverageAnnualReturnYear10	6.06%
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Harbor Small Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.49%
Five Years	rr_AverageAnnualReturnYear05	5.70%
Ten Years	rr_AverageAnnualReturnYear10	5.82%
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Harbor Small Cap Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[4]
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	350
Five Years	rr_ExpenseExampleYear05	606
Ten Years	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	31.42%
Five Years	rr_AverageAnnualReturnYear05	6.47%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[4]
One Year	rr_ExpenseExampleYear01	124
Three Years	rr_ExpenseExampleYear03	387
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	1,477
One Year	rr_AverageAnnualReturnYear01	31.15%
Five Years	rr_AverageAnnualReturnYear05	6.32%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Small Cap Growth Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 82%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below  $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $2.5 billion as small cap companies. As of December 31, 2010, the range of the Index was  $20 million to  $5.3 billion, but it is expected to change frequently.

The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser's strict fundamental criteria and then performing a qualitative review on each identified company to select companies for inclusion in the Fund's portfolio. This means that the Subadviser's individual stock selections primarily determine the Fund's sector weightings. The Subadviser's research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the Fund's portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

•	Accelerating earnings growth

•	Strong balance sheet

•	Attractive valuation as measured by price/earnings to growth ratio

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	Significant insider ownership

•	Unique market position and broad market opportunities

•	Solid financial controls and accounting

Under normal market conditions, the Fund expects to invest in approximately 60 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	21.54%	2nd/2003
Worst Quarter	-26.85%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Small Cap Growth Fund | Russell 2000 Growth
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.29%
Harbor Large Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[4],[5]
One Year	rr_ExpenseExampleYear01	74
Three Years	rr_ExpenseExampleYear03	230
Five Years	rr_ExpenseExampleYear05	401
Ten Years	rr_ExpenseExampleYear10	894
Annual Return 2001	rr_AnnualReturn2001	4.10%
Annual Return 2002	rr_AnnualReturn2002	(20.71%)
Annual Return 2003	rr_AnnualReturn2003	27.87%
Annual Return 2004	rr_AnnualReturn2004	14.77%
Annual Return 2005	rr_AnnualReturn2005	5.39%
Annual Return 2006	rr_AnnualReturn2006	16.11%
Annual Return 2007	rr_AnnualReturn2007	6.13%
Annual Return 2008	rr_AnnualReturn2008	(33.33%)
Annual Return 2009	rr_AnnualReturn2009	17.44%
Annual Return 2010	rr_AnnualReturn2010	8.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.19%)
One Year	rr_AverageAnnualReturnYear01	8.50%
Five Years	rr_AverageAnnualReturnYear05	0.92%
Ten Years	rr_AverageAnnualReturnYear10	2.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Large Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.25%
Five Years	rr_AverageAnnualReturnYear05	(1.46%)
Ten Years	rr_AverageAnnualReturnYear10	1.59%
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Large Cap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.64%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	2.38%
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Large Cap Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[4],[5]
One Year	rr_ExpenseExampleYear01	99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	1,190
One Year	rr_AverageAnnualReturnYear01	8.21%
Five Years	rr_AverageAnnualReturnYear05	0.67%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Large Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[4],[5]
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	601
Ten Years	rr_ExpenseExampleYear10	1,329
One Year	rr_AverageAnnualReturnYear01	8.17%
Five Years	rr_AverageAnnualReturnYear05	0.54%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Large Cap Value Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 49%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2010, the range of the Index was  $237 million to  $364.1 billion, but it is expected to change frequently.

The Subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies that the Subadviser believes are undervalued. The Subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the Subadviser believes will deliver superior capital appreciation and income over the long term.

The Subadviser seeks to invest in companies that it believes:

•	Maintain competitive positions within their industries

•	Have strong company management implementing a solid business model

•	Generate attractive and sustainable cash flow

•	Have a commitment to dividends and dividend growth

•	Trade at prices below their future valuation targets

The Subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index's sector weighting or 40% of the total portfolio, whichever is lower. Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.81%	2nd/2003
Worst Quarter	-21.19%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Large Cap Value Fund | Russell 1000 Value
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	3.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.36%
Harbor Mid Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	97
Three Years	rr_ExpenseExampleYear03	320
Five Years	rr_ExpenseExampleYear05	561
Ten Years	rr_ExpenseExampleYear10	1,252
Annual Return 2003	rr_AnnualReturn2003	22.16%
Annual Return 2004	rr_AnnualReturn2004	15.45%
Annual Return 2005	rr_AnnualReturn2005	10.15%
Annual Return 2006	rr_AnnualReturn2006	15.91%
Annual Return 2007	rr_AnnualReturn2007	(6.52%)
Annual Return 2008	rr_AnnualReturn2008	(37.05%)
Annual Return 2009	rr_AnnualReturn2009	39.98%
Annual Return 2010	rr_AnnualReturn2010	20.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.36%)
One Year	rr_AverageAnnualReturnYear01	20.60%
Five Years	rr_AverageAnnualReturnYear05	2.86%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
Harbor Mid Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.41%
Five Years	rr_AverageAnnualReturnYear05	2.30%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
Harbor Mid Cap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.27%
Five Years	rr_AverageAnnualReturnYear05	2.31%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
Harbor Mid Cap Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
One Year	rr_ExpenseExampleYear01	122
Three Years	rr_ExpenseExampleYear03	398
Five Years	rr_ExpenseExampleYear05	695
Ten Years	rr_ExpenseExampleYear10	1,538
One Year	rr_AverageAnnualReturnYear01	20.37%
Five Years	rr_AverageAnnualReturnYear05	2.62%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Mid Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%
One Year	rr_ExpenseExampleYear01	134
Three Years	rr_ExpenseExampleYear03	435
Five Years	rr_ExpenseExampleYear05	758
Ten Years	rr_ExpenseExampleYear10	1,673
One Year	rr_AverageAnnualReturnYear01	20.23%
Five Years	rr_AverageAnnualReturnYear05	2.49%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Mid Cap Value Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 28%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser's opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation.We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below  $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $15 billion as mid cap companies. As of December 31, 2010, the range of the Index was  $237 million to  $17.2 billion, but it is expected to change frequently.

The Subadviser's active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

•	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•	indicators of past negative market sentiment, such as poor past stock price performance,

•	indicators of recent momentum, such as high recent stock price performance, and

•	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser's opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Mid cap risk: The Fund's performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.00%	3rd/2009
Worst Quarter	-24.36%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Mid Cap Value Fund | Russell Midcap Value
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.75%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
Harbor Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[8]
One Year	rr_ExpenseExampleYear01	88
Three Years	rr_ExpenseExampleYear03	274
Five Years	rr_ExpenseExampleYear05	477
Ten Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002	(4.94%)
Annual Return 2003	rr_AnnualReturn2003	45.69%
Annual Return 2004	rr_AnnualReturn2004	23.58%
Annual Return 2005	rr_AnnualReturn2005	10.33%
Annual Return 2006	rr_AnnualReturn2006	10.66%
Annual Return 2007	rr_AnnualReturn2007	(1.44%)
Annual Return 2008	rr_AnnualReturn2008	(32.89%)
Annual Return 2009	rr_AnnualReturn2009	23.78%
Annual Return 2010	rr_AnnualReturn2010	20.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.27%)
One Year	rr_AverageAnnualReturnYear01	20.36%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2001
Harbor Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.28%
Five Years	rr_AverageAnnualReturnYear05	1.45%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2001
Harbor Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.19%
Five Years	rr_AverageAnnualReturnYear05	1.48%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2001
Harbor Small Cap Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[8]
One Year	rr_ExpenseExampleYear01	113
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	612
Ten Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	20.06%
Five Years	rr_AverageAnnualReturnYear05	1.50%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[8]
One Year	rr_ExpenseExampleYear01	125
Three Years	rr_ExpenseExampleYear03	390
Five Years	rr_ExpenseExampleYear05	676
Ten Years	rr_ExpenseExampleYear10	1,489
One Year	rr_AverageAnnualReturnYear01	19.82%
Five Years	rr_AverageAnnualReturnYear05	1.36%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Small Cap Value Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 12%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies.We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below  $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $2.5 billion as small cap companies. As of December 31, 2010, the range of the Index was  $20 million to  $4.1 billion, but it is expected to change frequently.

The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund's portfolio. The Subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The Subadviser employs statistical analysis, designed to seek to limit company specific risk in the Fund's portfolio. The Fund's sector weightings are a result of, and secondary to, individual stock selections.

Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	20.47%	2nd/2009
Worst Quarter	-25.27%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Small Cap Value Fund | Russell 2000 Value
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.29%
Harbor Small Company Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	97
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	653
Ten Years	rr_ExpenseExampleYear10	1,474
Annual Return 2008	rr_AnnualReturn2008	(44.18%)
Annual Return 2009	rr_AnnualReturn2009	65.18%
Annual Return 2010	rr_AnnualReturn2010	30.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.33%)
One Year	rr_AverageAnnualReturnYear01	30.10%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Harbor Small Company Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.00%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Harbor Small Company Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.05%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Harbor Small Company Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
One Year	rr_ExpenseExampleYear01	122
Three Years	rr_ExpenseExampleYear03	440
Five Years	rr_ExpenseExampleYear05	781
Ten Years	rr_ExpenseExampleYear10	1,744
One Year	rr_AverageAnnualReturnYear01	29.80%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Harbor Small Company Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%
One Year	rr_ExpenseExampleYear01	134
Three Years	rr_ExpenseExampleYear03	478
Five Years	rr_ExpenseExampleYear05	844
Ten Years	rr_ExpenseExampleYear10	1,877
One Year	rr_AverageAnnualReturnYear01	29.84%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Harbor Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Small Company Value Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 124%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below  $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and  $2.5 billion as small cap companies. As of December 31, 2010, the range of the Index was  $20 million to  $4.1 billion, but it is expected to change frequently.

The Subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The Subadviser seeks to benefit from those investment opportunities by developing, through disciplined, fundamental bottom-up research, an assessment of a company's intrinsic value. The Subadviser employs a long-term perspective when determining a company's intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company's business. The Subadviser constructs a portfolio of undervalued companies for the Fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the Fund's capitalization range based on the Subadviser's estimate of the long-term normalized earning power of each company. The Subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

•	Have a compelling valuation relative to their long-term normalized earnings power

•	Show attractive valuations as a result of market overreactions to near-term events

•	Have an understandable business model and realistic plan to improve the business

•	Show an emerging competitive advantage

Under normal market conditions, the Fund expects to invest in approximately 40 to 60 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	48.61%	2nd/2009
Worst Quarter	-27.33%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Small Company Value Fund | Russell 2000 Value
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.70%)
Harbor International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[11]
Management Fees	rr_ManagementFeesOverAssets	0.69%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[13]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.79%	[12],[13]
One Year	rr_ExpenseExampleYear01	81
Three Years	rr_ExpenseExampleYear03	254
Five Years	rr_ExpenseExampleYear05	443
Ten Years	rr_ExpenseExampleYear10	989
Annual Return 2001	rr_AnnualReturn2001	(12.25%)
Annual Return 2002	rr_AnnualReturn2002	(6.38%)
Annual Return 2003	rr_AnnualReturn2003	40.95%
Annual Return 2004	rr_AnnualReturn2004	17.97%
Annual Return 2005	rr_AnnualReturn2005	20.84%
Annual Return 2006	rr_AnnualReturn2006	32.69%
Annual Return 2007	rr_AnnualReturn2007	21.82%
Annual Return 2008	rr_AnnualReturn2008	(42.66%)
Annual Return 2009	rr_AnnualReturn2009	38.57%
Annual Return 2010	rr_AnnualReturn2010	11.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.75%)
One Year	rr_AverageAnnualReturnYear01	11.98%
Five Years	rr_AverageAnnualReturnYear05	7.54%
Ten Years	rr_AverageAnnualReturnYear10	9.03%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor International Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.89%
Five Years	rr_AverageAnnualReturnYear05	7.18%
Ten Years	rr_AverageAnnualReturnYear10	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor International Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.73%
Five Years	rr_AverageAnnualReturnYear05	6.65%
Ten Years	rr_AverageAnnualReturnYear10	7.98%
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor International Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[11]
Management Fees	rr_ManagementFeesOverAssets	0.69%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[13]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[12],[13]
One Year	rr_ExpenseExampleYear01	106
Three Years	rr_ExpenseExampleYear03	333
Five Years	rr_ExpenseExampleYear05	578
Ten Years	rr_ExpenseExampleYear10	1,282
One Year	rr_AverageAnnualReturnYear01	11.69%
Five Years	rr_AverageAnnualReturnYear05	7.27%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	14.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[11]
Management Fees	rr_ManagementFeesOverAssets	0.69%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[13]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[12],[13]
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	371
Five Years	rr_ExpenseExampleYear05	643
Ten Years	rr_ExpenseExampleYear10	1,419
One Year	rr_AverageAnnualReturnYear01	11.57%
Five Years	rr_AverageAnnualReturnYear05	7.13%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor International Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, principally from growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 14%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: International large cap value oriented stocks

The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund's portfolio generally have market capitalizations in excess of  $1 billion at the time of purchase.

The Subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the Subadviser analyzes the stability of a country's currency and its political, social and economic culture. Subject to these allocations, the Subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund's portfolio.

In selecting stocks for the Fund's portfolio, the Subadviser also looks for companies with the following characteristics:

•	Businesses that the Subadviser believes offer value

•	Low price/earnings multiples relative to other stocks in each country/industry

•	Above average, long-term earnings expectation not reflected in the price

Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadvisers' judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	26.67%	2nd/2009
Worst Quarter	-21.75%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor International Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05	2.46%
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.44%
Harbor International Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[15]
One Year	rr_ExpenseExampleYear01	90
Three Years	rr_ExpenseExampleYear03	281
Five Years	rr_ExpenseExampleYear05	488
Ten Years	rr_ExpenseExampleYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	(38.54%)
Annual Return 2002	rr_AnnualReturn2002	(24.67%)
Annual Return 2003	rr_AnnualReturn2003	27.48%
Annual Return 2004	rr_AnnualReturn2004	10.66%
Annual Return 2005	rr_AnnualReturn2005	19.99%
Annual Return 2006	rr_AnnualReturn2006	24.11%
Annual Return 2007	rr_AnnualReturn2007	20.53%
Annual Return 2008	rr_AnnualReturn2008	(49.28%)
Annual Return 2009	rr_AnnualReturn2009	37.82%
Annual Return 2010	rr_AnnualReturn2010	13.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
One Year	rr_AverageAnnualReturnYear01	13.81%
Five Years	rr_AverageAnnualReturnYear05	3.54%
Ten Years	rr_AverageAnnualReturnYear10	(0.70%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Harbor International Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.59%
Five Years	rr_AverageAnnualReturnYear05	3.48%
Ten Years	rr_AverageAnnualReturnYear10	(0.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Harbor International Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.83%
Five Years	rr_AverageAnnualReturnYear05	3.14%
Ten Years	rr_AverageAnnualReturnYear10	(0.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Harbor International Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[15]
One Year	rr_ExpenseExampleYear01	115
Three Years	rr_ExpenseExampleYear03	359
Five Years	rr_ExpenseExampleYear05	622
Ten Years	rr_ExpenseExampleYear10	1,375
One Year	rr_AverageAnnualReturnYear01	13.54%
Five Years	rr_AverageAnnualReturnYear05	3.29%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor International Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[15]
One Year	rr_ExpenseExampleYear01	127
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	686
Ten Years	rr_ExpenseExampleYear10	1,511
One Year	rr_AverageAnnualReturnYear01	13.37%
Five Years	rr_AverageAnnualReturnYear05	3.15%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor International Growth Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 123%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Foreign companies selected for long-term growth potential

The Fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The Fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies primarily operating in or economically tied to emerging markets. Some issuers or securities in the Fund's portfolio may be based in or economically tied to the United States.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down economic analysis with bottom-up stock selection.

The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors, which may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes, which may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell a Fund's investments in portfolio securities if, in the opinion of the Subadviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.91%	2nd/2009
Worst Quarter	-26.40%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor International Growth Fund | MSCI EAFE Growth
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.25%
Five Years	rr_AverageAnnualReturnYear05	3.46%
Ten Years	rr_AverageAnnualReturnYear10	2.69%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.58%
Harbor Global Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	623
Ten Years	rr_ExpenseExampleYear10	1,395
Annual Return 2007	rr_AnnualReturn2007	(10.84%)
Annual Return 2008	rr_AnnualReturn2008	(49.18%)
Annual Return 2009	rr_AnnualReturn2009	38.76%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.07%)
One Year	rr_AverageAnnualReturnYear01	10.92%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Harbor Global Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.82%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Harbor Global Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.03%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Harbor Global Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	127
Three Years	rr_ExpenseExampleYear03	431
Five Years	rr_ExpenseExampleYear05	756
Ten Years	rr_ExpenseExampleYear10	1,677
One Year	rr_AverageAnnualReturnYear01	10.62%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Harbor Global Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%
One Year	rr_ExpenseExampleYear01	139
Three Years	rr_ExpenseExampleYear03	468
Five Years	rr_ExpenseExampleYear05	819
Ten Years	rr_ExpenseExampleYear10	1,810
One Year	rr_AverageAnnualReturnYear01	10.50%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2006
Harbor Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Global Value Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 51%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Companies throughout the world exhibiting strong value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. Companies in the Fund's portfolio normally have market capitalizations in excess of  $2 billion at the time of purchase.

The Subadviser employs a deep value based investment approach by seeking to identify companies that the Subadviser believes are undervalued relative to their long-term earnings power. In selecting securities for the Fund's portfolio, the Subadviser first uses a quantitative screening process to rank U.S. and foreign companies from the least to most expensive on the basis of their global price-to-normalized earnings ratios. The Subadviser then researches those companies identified as least expensive utilizing fundamental and qualitative analysis to determine whether the problems that caused the company's earnings shortfall are temporary or permanent. The Subadviser selects individual securities for investment only when it believes:

•	the company's problems are temporary

•	management has a viable strategy to generate earnings recovery

•	there is meaningful downside protection in case the earnings recovery does not materialize.

The Fund normally sells a security when the Subadviser determines the company stock has reached its target price, the Subadviser determines there are more attractive investment opportunities before the stock reaches its target price, there is a material adverse change in the company's business or the Subadviser's expectations of the company's earnings growth appear unlikely to be met.

Under normal market conditions, the Fund invests in approximately 40 to 60 companies that are economically tied to a minimum of five countries, one of which may be the U.S. The Fund does not have pre-set targets for investment in any particular country or region. Depending on the Subadviser's assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio. Emerging market exposure is limited to 10 % of the Fund's total assets, determined at the time of purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Smaller cap risk: The Fund's performance may be more volatile because it may invest in smaller cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Return	Quarter/Year
Best Quarter	32.17%	2nd/2009
Worst Quarter	-27.07%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Global Value Fund | MSCI World
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.76%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	1.10%
Harbor Global Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[15]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.26%	[16]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	585
Five Years	rr_ExpenseExampleYear05	1,095
Ten Years	rr_ExpenseExampleYear10	2,497
Annual Return 2010	rr_AnnualReturn2010	24.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.63%)
One Year	rr_AverageAnnualReturnYear01	24.15%
Five Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	49.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Harbor Global Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.42%
Five Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	46.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Harbor Global Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.92%
Five Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	41.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Harbor Global Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[15]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.27%	[16]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	127
Three Years	rr_ExpenseExampleYear03	663
Five Years	rr_ExpenseExampleYear05	1,226
Ten Years	rr_ExpenseExampleYear10	2,760
One Year	rr_AverageAnnualReturnYear01	23.90%
Five Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	49.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Harbor Global Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[14]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.54%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%	[15]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.27%	[16]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%
One Year	rr_ExpenseExampleYear01	139
Three Years	rr_ExpenseExampleYear03	700
Five Years	rr_ExpenseExampleYear05	1,287
Ten Years	rr_ExpenseExampleYear10	2,879
One Year	rr_AverageAnnualReturnYear01	23.68%
Five Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	49.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Harbor Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Global Growth Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 118%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Companies throughout the world selected for long-term growth potential

The Fund invests primarily in common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up stock selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell the Fund's investments in a portfolio company if it believes a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of U.S. and foreign companies that are selected for their long-term growth potential.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	21.45%	2nd/2009
Worst Quarter	-10.63%	2nd/2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Global Growth Fund | MSCI AC World Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	39.27%
Harbor Commodity Real Return Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[17]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	96
Three Years	rr_ExpenseExampleYear03	340
Five Years	rr_ExpenseExampleYear05	604
Ten Years	rr_ExpenseExampleYear10	1,358
Annual Return 2009	rr_AnnualReturn2009	30.59%
Annual Return 2010	rr_AnnualReturn2010	23.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.91%)
One Year	rr_AverageAnnualReturnYear01	23.53%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 2008
Harbor Commodity Real Return Strategy Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.08%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 2008
Harbor Commodity Real Return Strategy Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.18%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 2008
Harbor Commodity Real Return Strategy Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[17]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%
One Year	rr_ExpenseExampleYear01	121
Three Years	rr_ExpenseExampleYear03	418
Five Years	rr_ExpenseExampleYear05	737
Ten Years	rr_ExpenseExampleYear10	1,641
One Year	rr_AverageAnnualReturnYear01	23.26%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 2008
Harbor Commodity Real Return Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Commodity Real Return Strategy Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 390%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	390.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments

The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Dow Jones-UBS Commodity Index Total ReturnSM (the "Commodity Index"), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The Commodity Index tracks the returns of futures contracts in 19 different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by PIMCO. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

Duration. The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser's forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's fixed income holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund's fixed income assets would experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality. The average weighted portfolio quality of the fixed income securities held by the Fund is expected to be BBB or better. The Fund may invest up to 10% of its total assets in below investment grade securities, commonly referred to as high-yield or junk bonds, rated B or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor's portfolio but instead should represent only a small portion of an investor's overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Commodity risk: The Fund's investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Fixed income security risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

Subsidiary risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Interest rate risk: As nominal interest rates rise, the values of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund has an average duration of ten years, a 1% increase in interest rates generally would result in a 10% decrease in the Fund's value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund's foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.34%	4th/2010
Worst Quarter	-32.91%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Commodity Real Return Strategy Fund | Dow Jones-UBS Commodity Index Total ReturnSM
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	(6.27%)
Harbor Unconstrained Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.75%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.60%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	4.55%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	1,264
Five Years	rr_ExpenseExampleYear05	2,408
Ten Years	rr_ExpenseExampleYear10	5,207
Harbor Unconstrained Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.75%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.85%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	4.55%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%
One Year	rr_ExpenseExampleYear01	132
Three Years	rr_ExpenseExampleYear03	1,335
Five Years	rr_ExpenseExampleYear05	2,518
Ten Years	rr_ExpenseExampleYear10	5,388
Harbor Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Harbor Unconstrained Bond Fund
Fund Summary

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the period 04-01-2010 (inception date) through 10-31-2010 was 954%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	954.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal style characteristics: Broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from negative three (-3.0) years to positive eight (8.0) years based on the Subadviser's forecast for interest rates.

The Fund may invest in both investment-grade securities and high-yield securities ("junk bonds") subject to a maximum of 40% of its total assets in below investment-grade securities. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest substantially in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods, due to the unconstrained nature of the Fund's investment approach. Investors should also be sure they carefully read and understand the range of investment strategies and instruments that the Fund may use and the heightened risks associated with those strategies and instruments.

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Unconstrained strategy risk: Because the Subadviser employs an unconstrained investment approach, the Fund's portfolio may have significant exposure to certain types of securities and instruments, credit qualities, maturities, countries and regions that are not represented in a similar manner or in similar weightings as that of the Fund's benchmark index or other broad market domestic or foreign fixed income indices. As a result, there is a significantly greater risk that the Fund may substantially underperform the Fund's benchmark index and other broad market fixed income indices for long periods of time if the Subadviser's judgment about the attractiveness of particular securities proves to be incorrect. In addition, because of this unconstrained approach, the Fund's performance may be significantly more volatile (that is, experience much greater and more frequent highs and lows) than the Fund's benchmark index and other broad market fixed income indices. Potential investors should only consider investing in this Fund if they understand and are willing to accept the heightened risks and volatility associated with this type of unconstrained investment approach.

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities and emerging market risk: Because the Fund may invest significantly in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed foreign countries. The Fund's investments in foreign and emerging market securities may also be subject to foreign withholding taxes.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Equities risk: The values of equity securities, such as preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not have a complete calendar year of performance history, the bar chart and total return tables are not provided.To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Harbor Flexible Capital Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[20]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.11%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.96%	[22]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	934
Harbor Flexible Capital Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[20]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.11%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.21%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.96%	[22]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	127
Three Years	rr_ExpenseExampleYear03	1,008
Harbor Flexible Capital Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[20]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.23%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.33%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.96%	[22]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%
One Year	rr_ExpenseExampleYear01	139
Three Years	rr_ExpenseExampleYear03	1,043
Harbor Flexible Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Flexible Capital Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized the Fund's portfolio turnover rate for the most recent fiscal year is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Equity securities and other investments selected primarily for their long-term growth potential

The Fund invests primarily in equity securities and other investments that are selected for their long-term growth potential. The Fund may invest in issuers of any size throughout the world, including emerging markets, and will normally hold a core position of between 20 and 50 securities or other investments. The number of securities or other investments may occasionally exceed this range at times when the Subadviser is accumulating new positions, replacing existing positions or responding to unusual market conditions. The Fund may invest up to 40% of its assets in fixed and variable income securities, including up to 25% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up security selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment and the global competitive landscape. Through this top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The bottom-up security selection process involves the Subadviser then looking for individual companies or securities with earnings growth potential that may not be recognized by the market at large. The Subadviser may also consider whether a particular security or other investment potentially offers current income. However, the Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes, which may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. The Fund's investments in foreign securities occurs primarily as a result of this bottom-up security-by-security selection process rather than as a result of a focus on geographic location or other factors.

As part of this fundamental, "bottom-up" research, the Subadviser may visit a company's management, and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare detailed earnings and cash flow models of companies.

Examples of core investments in which the Fund may invest (i.e., the primary investments held by the Fund over time) include, without limitation, securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition. In addition, the Fund's portfolio may include the securities of established companies that are expected to offer long-term growth potential, less mature companies or securities with more aggressive growth characteristics. In selecting fixed income and variable income securities, the Subadviser will also focus on the potential for growth of capital.

The Subadviser may reduce or sell a Fund's investments in portfolio securities if, in the opinion of the Subadviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the Subadviser's estimates of future earnings and cash flow growth, or for other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities and other investments that are selected for their long-term growth potential.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock could be incorrect.

Foreign securities risk: The Fund may invest significantly in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested only in domestic issuers. These risks are more significant for issuers in emerging market countries. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Smaller cap risk: The Fund's performance may be more volatile because it may invest in smaller cap stocks. Smaller cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, smaller cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.

High-yield risk: Below investment grade bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Harbor High-Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%	[23]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[24]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[25]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[24]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.67%	[24],[25]
One Year	rr_ExpenseExampleYear01	68
Three Years	rr_ExpenseExampleYear03	221
Five Years	rr_ExpenseExampleYear05	387
Ten Years	rr_ExpenseExampleYear10	868
Annual Return 2003	rr_AnnualReturn2003	19.70%
Annual Return 2004	rr_AnnualReturn2004	9.67%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	9.10%
Annual Return 2007	rr_AnnualReturn2007	2.76%
Annual Return 2008	rr_AnnualReturn2008	(13.72%)
Annual Return 2009	rr_AnnualReturn2009	30.89%
Annual Return 2010	rr_AnnualReturn2010	12.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.09%)
One Year	rr_AverageAnnualReturnYear01	12.42%
Five Years	rr_AverageAnnualReturnYear05	7.31%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2002
Harbor High-Yield Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.52%
Five Years	rr_AverageAnnualReturnYear05	4.79%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2002
Harbor High-Yield Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.09%
Five Years	rr_AverageAnnualReturnYear05	4.75%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2002
Harbor High-Yield Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%	[23]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[24]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[25]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[24]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[24],[25]
One Year	rr_ExpenseExampleYear01	94
Three Years	rr_ExpenseExampleYear03	300
Five Years	rr_ExpenseExampleYear05	523
Ten Years	rr_ExpenseExampleYear10	1,164
One Year	rr_AverageAnnualReturnYear01	12.14%
Five Years	rr_AverageAnnualReturnYear05	7.07%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2002
Harbor High-Yield Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%	[23]
Management Fees	rr_ManagementFeesOverAssets	0.60%	[24]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[25]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[24]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[24],[25]
One Year	rr_ExpenseExampleYear01	106
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	587
Ten Years	rr_ExpenseExampleYear10	1,303
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	6.91%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2002
Harbor High-Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor High-Yield Bond Fund
Fund Summary

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 39%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: High-yield bonds

The Fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.

The Subadviser selects securities using its internally developed proprietary tools. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade. The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring high-yield issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody's or below BBB- by S&P or Fitch, commonly referred to as "high-yield" or "junk bonds". The Fund's 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps and bank loans to corporate issuers.

Duration/Maturity. Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range. The weighted average maturity of the Fund's portfolio was 3.56 years as of December 31, 2010.

Credit Quality. The Fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund's average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Credit risk should be high for the Fund because it invests primarily in below investment grade bonds.

Market risk: Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Liquidity risk: A period of low economic growth or rising interest rates could reduce the Fund's ability to sell its bonds. The lack of a liquid market for these securities could decrease the Fund's share price. Liquidity risk should be high for this Fund because it invests primarily in below investment grade bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.60%	3rd/2009
Worst Quarter	-10.09%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor High-Yield Bond Fund | BofA Merrill Lynch US High-Yield
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.19%
Five Years	rr_AverageAnnualReturnYear05	8.81%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.61%
Harbor Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%	[26]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[13]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[26]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%	[13],[26]
One Year	rr_ExpenseExampleYear01	56
Three Years	rr_ExpenseExampleYear03	181
Five Years	rr_ExpenseExampleYear05	316
Ten Years	rr_ExpenseExampleYear10	712
Annual Return 2001	rr_AnnualReturn2001	9.03%
Annual Return 2002	rr_AnnualReturn2002	10.63%
Annual Return 2003	rr_AnnualReturn2003	5.30%
Annual Return 2004	rr_AnnualReturn2004	5.47%
Annual Return 2005	rr_AnnualReturn2005	2.57%
Annual Return 2006	rr_AnnualReturn2006	3.91%
Annual Return 2007	rr_AnnualReturn2007	8.69%
Annual Return 2008	rr_AnnualReturn2008	3.34%
Annual Return 2009	rr_AnnualReturn2009	13.84%
Annual Return 2010	rr_AnnualReturn2010	7.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
One Year	rr_AverageAnnualReturnYear01	7.96%
Five Years	rr_AverageAnnualReturnYear05	7.48%
Ten Years	rr_AverageAnnualReturnYear10	7.02%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.38%
Five Years	rr_AverageAnnualReturnYear05	5.27%
Ten Years	rr_AverageAnnualReturnYear10	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Bond Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.50%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Harbor Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%	[26]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[13]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[26]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[13],[26]
One Year	rr_ExpenseExampleYear01	82
Three Years	rr_ExpenseExampleYear03	260
Five Years	rr_ExpenseExampleYear05	453
Ten Years	rr_ExpenseExampleYear10	1,012
One Year	rr_AverageAnnualReturnYear01	7.69%
Five Years	rr_AverageAnnualReturnYear05	7.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Harbor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Bond Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 675%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	675.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality

The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. Total return includes dividends, interest income, realized and unrealized capital gains and changes in net asset value.

The Subadviser relies on its own proprietary research and analysis to manage the Fund's portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:

•	Long-term social, political and demographic trends

•	Cyclical business and economic conditions

•	Current market conditions

The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of bonds, which include all types of fixed income securities. These include mortgage-related securities and asset-backed securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The Fund also may invest up to 15% of its total assets in securities of issuers based in countries with developing (emerging markets) economies.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as swap agreements, options and futures to take investment positions that more precisely reflect the Subadviser's expectations of how portfolio securities will perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund will not invest in securities rated lower than B by S&P or equivalently rated by Moody's or Fitch. The Fund's average weighted portfolio quality is expected to be at least A. The Fund invests primarily in investment grade securities, but may invest up to 15% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

Duration. The Fund's average duration is normally equal to that of its benchmark, plus or minus two years. The duration of the Barclays Capital Aggregate (U.S.) Bond Index as of December 31, 2010 was 4.98 years. Average duration is a weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call800-422-1050.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	5.97%	2nd/2009
Worst Quarter	-3.56%	3rd/2008

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Bond Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.34%
Harbor Real Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.60%
One Year	rr_ExpenseExampleYear01	61
Three Years	rr_ExpenseExampleYear03	201
Five Years	rr_ExpenseExampleYear05	353
Ten Years	rr_ExpenseExampleYear10	795
Annual Return 2006	rr_AnnualReturn2006	(0.17%)
Annual Return 2007	rr_AnnualReturn2007	11.39%
Annual Return 2008	rr_AnnualReturn2008	(4.13%)
Annual Return 2009	rr_AnnualReturn2009	15.05%
Annual Return 2010	rr_AnnualReturn2010	7.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.68%)
One Year	rr_AverageAnnualReturnYear01	7.35%
Five Years	rr_AverageAnnualReturnYear05	5.66%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Harbor Real Return Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.65%
Five Years	rr_AverageAnnualReturnYear05	3.95%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Harbor Real Return Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.90%
Five Years	rr_AverageAnnualReturnYear05	3.84%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Harbor Real Return Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	280
Five Years	rr_ExpenseExampleYear05	489
Ten Years	rr_ExpenseExampleYear10	1,092
One Year	rr_AverageAnnualReturnYear01	7.09%
Five Years	rr_AverageAnnualReturnYear05	5.38%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Harbor Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Real Return Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 309%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	309.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Inflation-indexed fixed income securities

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The Fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies.

Under normal market conditions, the Fund expects to invest at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund's average weighted portfolio quality is expected to be BBB or better. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in below investment grade domestic and foreign fixed income securities, commonly referred to as high-yield or junk bonds.

Duration. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2010 was 5.50 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund's portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund's value.

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular issuer's securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	7.84%	1st/2009
Worst Quarter	-4.68%	4th/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Harbor Real Return Fund | Barclays Capital U.S. TIPS
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.31%
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	5.49%
Harbor Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[27]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[16],[27]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%	[16],[27]
One Year	rr_ExpenseExampleYear01	29
Three Years	rr_ExpenseExampleYear03	99
Five Years	rr_ExpenseExampleYear05	176
Ten Years	rr_ExpenseExampleYear10	402
Annual Return 2001	rr_AnnualReturn2001	4.09%
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.81%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	2.91%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	2.47%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
One Year	rr_AverageAnnualReturnYear01	0.18%
Five Years	rr_AverageAnnualReturnYear05	2.53%
Ten Years	rr_AverageAnnualReturnYear10	2.30%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1987
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.17%
Harbor Money Market Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[27]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[6]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[16],[27]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[16],[27]
One Year	rr_ExpenseExampleYear01	54
Three Years	rr_ExpenseExampleYear03	179
Five Years	rr_ExpenseExampleYear05	314
Ten Years	rr_ExpenseExampleYear10	710
One Year	rr_AverageAnnualReturnYear01	0.18%
Five Years	rr_AverageAnnualReturnYear05	2.37%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2002
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.17%
Harbor Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Harbor Money Market Fund Fund Summary

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:

•	U.S. government and its agencies and instrumentalities

•	U.S. states and municipalities

•	U.S. and foreign banks

•	Corporate issuers

•	Foreign governments

•	Multinational organizations such as the World Bank

The Subadviser selects securities for the Fund's portfolio by:

•

Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.

•	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The Fund may invest more than 25% of its assets in securities in the banking industry.The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund's investments are rated in the rating agencies' highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund's portfolio have remaining maturities of 397 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its payment obligations, become insolvent or its credit rating could be downgraded.

Selection risk: The Subadviser's judgment about the attractiveness or value of a particular issuer's securities could be incorrect.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

Industry concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund's performance may depend to a large extent on the overall condition of that industry.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund's current 7-day SEC yield, please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	1.43%	1st/2001
Worst Quarter	0.03%	2nd/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Current 7- Day SEC Yield for Period Ended December 31, 2010
Harbor Money Market Fund | BofA Merrill Lynch 3-Month US Treasury Bill
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	2.43%
Ten Years	rr_AverageAnnualReturnYear10	2.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.27%
Harbor Target Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[29]
One Year	rr_ExpenseExampleYear01	54
Three Years	rr_ExpenseExampleYear03	170
Five Years	rr_ExpenseExampleYear05	296
Ten Years	rr_ExpenseExampleYear10	665
Annual Return 2009	rr_AnnualReturn2009	13.68%
Annual Return 2010	rr_AnnualReturn2010	8.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
One Year	rr_AverageAnnualReturnYear01	8.77%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.17%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.96%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[29]
One Year	rr_ExpenseExampleYear01	80
Three Years	rr_ExpenseExampleYear03	249
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	966
One Year	rr_AverageAnnualReturnYear01	8.77%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[29]
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,108
One Year	rr_AverageAnnualReturnYear01	8.77%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement Income Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 37%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	75%
• Domestic Equity	13%
• International Equity	7%
• Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund's actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's Asset Allocation.

The Fund's indirect bond holdings (approximately 80% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 20% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 80% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 20% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	6.19%	2nd/2009
Worst Quarter	-1.10%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement Income Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement Income Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement Income Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[31]
One Year	rr_ExpenseExampleYear01	57
Three Years	rr_ExpenseExampleYear03	179
Five Years	rr_ExpenseExampleYear05	313
Ten Years	rr_ExpenseExampleYear10	701
Annual Return 2009	rr_AnnualReturn2009	17.54%
Annual Return 2010	rr_AnnualReturn2010	10.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.60%)
One Year	rr_AverageAnnualReturnYear01	10.03%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.36%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.63%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[31]
One Year	rr_ExpenseExampleYear01	83
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	450
Ten Years	rr_ExpenseExampleYear10	1,002
One Year	rr_AverageAnnualReturnYear01	9.94%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[31]
One Year	rr_ExpenseExampleYear01	95
Three Years	rr_ExpenseExampleYear03	296
Five Years	rr_ExpenseExampleYear05	515
Ten Years	rr_ExpenseExampleYear10	1,143
One Year	rr_AverageAnnualReturnYear01	9.94%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2010 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 108%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2010, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	68%
• Domestic Equity & Commodity	18%
• International Equity	9%
• Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 73% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 26% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 73% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 26% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	8.62%	2nd/2009
Worst Quarter	-2.60%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2010 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2010 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2010 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[32]
One Year	rr_ExpenseExampleYear01	61
Three Years	rr_ExpenseExampleYear03	192
Five Years	rr_ExpenseExampleYear05	335
Ten Years	rr_ExpenseExampleYear10	750
Annual Return 2009	rr_AnnualReturn2009	19.82%
Annual Return 2010	rr_AnnualReturn2010	11.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.30%)
One Year	rr_AverageAnnualReturnYear01	11.12%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.92%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.49%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[32]
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	271
Five Years	rr_ExpenseExampleYear05	471
Ten Years	rr_ExpenseExampleYear10	1,049
One Year	rr_AverageAnnualReturnYear01	11.02%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[32]
One Year	rr_ExpenseExampleYear01	99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	1,190
One Year	rr_AverageAnnualReturnYear01	11.02%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2015 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover in the most recent fiscal year was 74%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	63%
• Domestic Equity & Commodity	24%
• International Equity	12%
• Short Term	1%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 64% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 33% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 64% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 33% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.82%	2nd/2009
Worst Quarter	-3.30%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2015 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2015 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2015 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[33]
One Year	rr_ExpenseExampleYear01	66
Three Years	rr_ExpenseExampleYear03	208
Five Years	rr_ExpenseExampleYear05	362
Ten Years	rr_ExpenseExampleYear10	810
Annual Return 2009	rr_AnnualReturn2009	21.67%
Annual Return 2010	rr_AnnualReturn2010	11.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.20%)
One Year	rr_AverageAnnualReturnYear01	11.91%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	16.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.24%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.99%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[33]
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,108
One Year	rr_AverageAnnualReturnYear01	12.01%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	16.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[33]
One Year	rr_ExpenseExampleYear01	104
Three Years	rr_ExpenseExampleYear03	325
Five Years	rr_ExpenseExampleYear05	563
Ten Years	rr_ExpenseExampleYear10	1,248
One Year	rr_AverageAnnualReturnYear01	12.01%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	16.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2020 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 44%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	58%
• Domestic Equity & Commodity	29%
• International Equity	13%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 58% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 38% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 58% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 38% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	11.06%	2nd/2009
Worst Quarter	-4.20%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2020 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2020 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2020 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[35]
One Year	rr_ExpenseExampleYear01	72
Three Years	rr_ExpenseExampleYear03	224
Five Years	rr_ExpenseExampleYear05	390
Ten Years	rr_ExpenseExampleYear10	871
Annual Return 2009	rr_AnnualReturn2009	24.09%
Annual Return 2010	rr_AnnualReturn2010	13.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.90%)
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.51%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	16.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.72%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[35]
One Year	rr_ExpenseExampleYear01	97
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	1,166
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[35]
One Year	rr_ExpenseExampleYear01	109
Three Years	rr_ExpenseExampleYear03	340
Five Years	rr_ExpenseExampleYear05	590
Ten Years	rr_ExpenseExampleYear10	1,306
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2025 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 35%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Fixed Income	49%
• Domestic Equity & Commodity	35%
• International Equity	16%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 49% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 46% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 49% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 46% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year.The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	13.07%	2nd/2009
Worst Quarter	-5.90%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2025 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2025 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2025 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[32]
One Year	rr_ExpenseExampleYear01	74
Three Years	rr_ExpenseExampleYear03	230
Five Years	rr_ExpenseExampleYear05	401
Ten Years	rr_ExpenseExampleYear10	894
Annual Return 2009	rr_AnnualReturn2009	26.21%
Annual Return 2010	rr_AnnualReturn2010	13.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.50%)
One Year	rr_AverageAnnualReturnYear01	13.86%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.28%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	14.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[32]
One Year	rr_ExpenseExampleYear01	99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	1,190
One Year	rr_AverageAnnualReturnYear01	13.86%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[32]
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	601
Ten Years	rr_ExpenseExampleYear10	1,329
One Year	rr_AverageAnnualReturnYear01	13.86%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2030 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 44%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	41%
• Fixed Income	39%
• International Equity	20%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 56% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 39% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 56% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 39% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	14.81%	2nd/2009
Worst Quarter	-7.50%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2030 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2030 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2030 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[32]
One Year	rr_ExpenseExampleYear01	76
Three Years	rr_ExpenseExampleYear03	237
Five Years	rr_ExpenseExampleYear05	411
Ten Years	rr_ExpenseExampleYear10	918
Annual Return 2009	rr_AnnualReturn2009	27.27%
Annual Return 2010	rr_AnnualReturn2010	14.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.10%)
One Year	rr_AverageAnnualReturnYear01	14.27%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	20.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.14%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	18.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.74%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	16.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[32]
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	315
Five Years	rr_ExpenseExampleYear05	547
Ten Years	rr_ExpenseExampleYear10	1,213
One Year	rr_AverageAnnualReturnYear01	14.36%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	20.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[32]
One Year	rr_ExpenseExampleYear01	113
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	612
Ten Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	14.36%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	20.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2035 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 20%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	47%
• Fixed Income	30%
• International Equity	23%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 65% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 30% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 65% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 30% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call  800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	16.28%	2nd/2009
Worst Quarter	-9.10%	1st/2009

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2035 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2035 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2035 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[36]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[37]
One Year	rr_ExpenseExampleYear01	78
Three Years	rr_ExpenseExampleYear03	243
Five Years	rr_ExpenseExampleYear05	422
Ten Years	rr_ExpenseExampleYear10	942
Annual Return 2009	rr_AnnualReturn2009	28.26%
Annual Return 2010	rr_AnnualReturn2010	14.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.80%)
One Year	rr_AverageAnnualReturnYear01	14.78%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.28%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	16.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.53%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[36]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[37]
One Year	rr_ExpenseExampleYear01	103
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	558
Ten Years	rr_ExpenseExampleYear10	1,236
One Year	rr_AverageAnnualReturnYear01	14.76%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[36]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[37]
One Year	rr_ExpenseExampleYear01	115
Three Years	rr_ExpenseExampleYear03	359
Five Years	rr_ExpenseExampleYear05	622
Ten Years	rr_ExpenseExampleYear10	1,375
One Year	rr_AverageAnnualReturnYear01	14.76%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2040 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 28%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	53%
• International Equity	27%
• Fixed Income	20%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 76% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 20% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 76% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 20% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.83%	2nd/2009
Worst Quarter	-10.80%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2040 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2040 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2040 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[35]
One Year	rr_ExpenseExampleYear01	80
Three Years	rr_ExpenseExampleYear03	249
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	966
Annual Return 2009	rr_AnnualReturn2009	28.75%
Annual Return 2010	rr_AnnualReturn2010	15.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
One Year	rr_AverageAnnualReturnYear01	15.03%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.80%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	20.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.66%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	17.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[35]
One Year	rr_ExpenseExampleYear01	105
Three Years	rr_ExpenseExampleYear03	328
Five Years	rr_ExpenseExampleYear05	569
Ten Years	rr_ExpenseExampleYear10	1,259
One Year	rr_AverageAnnualReturnYear01	15.03%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[35]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	1,398
One Year	rr_AverageAnnualReturnYear01	15.03%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2045 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 32%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	59%
• International Equity	30%
• Fixed Income	11%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 84% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 11% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 84% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 11% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-12.40%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2045 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2045 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2045 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Harbor Target Retirement 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[37]
One Year	rr_ExpenseExampleYear01	80
Three Years	rr_ExpenseExampleYear03	249
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	966
Annual Return 2009	rr_AnnualReturn2009	28.67%
Annual Return 2010	rr_AnnualReturn2010	15.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
One Year	rr_AverageAnnualReturnYear01	15.04%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.70%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	18.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.02%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	17.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[37]
One Year	rr_ExpenseExampleYear01	105
Three Years	rr_ExpenseExampleYear03	328
Five Years	rr_ExpenseExampleYear05	569
Ten Years	rr_ExpenseExampleYear10	1,259
One Year	rr_AverageAnnualReturnYear01	15.04%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[37]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	1,398
One Year	rr_AverageAnnualReturnYear01	15.04%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	21.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2050 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 28%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	62%
• International Equity	31%
• Fixed Income	7%
• Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 90% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 7% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer's securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 90% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security's duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security's value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-12.40%	1st/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Harbor Target Retirement 2050 Fund | Russell 3000
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	22.54%
Harbor Target Retirement 2050 Fund | MSCI EAFE (ND)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	19.19%
Harbor Target Retirement 2050 Fund | Barclays Capital Aggregate (U.S.) Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%

[1]	The Adviser has contractually agreed to reduce the management fee to 0.58% on assets between $5 billion and $10 billion and to 0.57% on assets over $10 billion through February 29, 2012.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.
[3]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees
[5]	The Adviser has voluntarily agreed to limit the Fund's operating expenses through February 29, 2012 to 0.68% for the Institutional Class, 0.93% for the Administrative Class, and 1.05% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.
[6]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[7]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.
[8]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[9]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles.
[10]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement..
[11]	applicable to shares held less than 60 days
[12]	The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. The Adviser has contractually agreed to reduce the management fee to 0.63% on assets between $24 billion and $36 billion, to 0.62% on assets between $36 billion and $56 billion and to 0.61% on assets over $56 billion through February 29, 2012.
[13]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.
[14]	applicable to shares held less than 60 days
[15]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[16]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.
[17]	applicable to shares held less than 30 days
[18]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles.
[19]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.
[20]	applicable to shares held less than 60 days
[21]	Other Expenses are based on estimated amounts for the current fiscal year.
[22]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 29, 2012. Only the Board of Trustees may modify or terminate this agreement.
[23]	applicable to shares held less than 9 months
[24]	The Adviser has contractually agreed to reduce the management fee to 0.57% through February 29, 2012.
[25]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.
[26]	The Adviser has contractually agreed to reduce the management fee to 0.455% on assets greater than $1 billion through February 29, 2012.
[27]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 29, 2012.
[28]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[29]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[30]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[31]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[32]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[33]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[34]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[35]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[36]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.
[37]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[38]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 50 for further details.